BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 70.1%
	COMMUNICATIONS — 6.2%
5,347	Alphabet, Inc. - Class C*	$15,472,026
12,640	Booking Holdings, Inc.*	30,326,267
61,388	Facebook, Inc. - Class A*	20,647,854
251,756	Tencent Holdings Ltd. - ADR	14,750,862
69,067	VeriSign, Inc.*	17,530,586
		98,727,595
	CONSUMER DISCRETIONARY — 13.7%
124,251	Adidas AG - ADR	17,888,416
7,674	Amazon.com, Inc.*	25,587,725
199,454	Bunzl PLC - ADR	7,793,805
187,761	Copart, Inc.*	28,468,323
279,533	DR Horton, Inc.	30,315,354
151,911	Evolution Gaming Group AB - ADR	21,580,644
98,105	Kering SA -ADR	7,886,553
70,593	LVMH Moet Hennessy Louis Vuitton - ADR	11,672,510
3,313	Markel Corp.*	4,088,242
7,523	MercadoLibre, Inc*	10,144,013
5,955	NVR, Inc.*	35,187,321
98,202	Wayfair, Inc.- Class A*	18,655,434
		219,268,340
	CONSUMER STAPLES — 1.1%
49,052	Nestle SA - SP ADR	6,860,766
127,501	Unilever PLC[1]	6,858,279
117,667	Wal-mart de Mexico SAB de CV - ADR	4,382,401
		18,101,446
	FINANCIALS — 12.5%
98,101	Aon PLC[1]	29,485,237
377,234	Carlyle Group, Inc.	20,710,147
18,925	Credit Acceptance Corp.*	13,014,344
152,105	First Republic Bank	31,411,204
236,513	KKR & CO INC - Class A	17,620,218
73,612	Mastercard, Inc. - Class A	26,450,264
175,174	Primerica, Inc.	26,848,919
106,637	Upstart Holdings, Inc.	16,134,178
78,464	Visa, Inc. - Class A	17,003,933
		198,678,444
	HEALTH CARE — 5.9%
107,937	CSL LTD - SP ADR	11,407,225
130,274	ICON PLC1,*	40,345,858

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
166,717	Medtronic PLC[1]	$17,246,873
689,849	Siemens Healthineers AG - ADR	25,817,875
		94,817,831
	INDUSTRIALS — 8.9%
386,953	Fastenal Company	24,788,209
85,621	Graco, Inc.	6,902,765
344,264	HEICO Corp., Class A	44,244,815
51,862	Landstar System, Inc.	9,284,335
75,551	Old Dominion Freight Line, Inc.	27,075,967
39,992	TransDigm Group, Inc.*	25,446,110
12,840	Watsco, Inc.	4,017,379
		141,759,580
	MATERIALS — 1.3%
133,158	Applied Materials, Inc.	20,953,743
	TECHNOLOGY — 20.5%
49,923	Accenture PLC - Class A1	20,695,580
137,366	Amadeus IT Group, S.A. - ADR	9,316,547
260,312	Applovin Corp. - Class A*	24,537,009
18,617	ASM Holding NV1	14,821,738
367,570	CoStar Group, Inc.*	29,049,057
140,581	Dassault Systemes SE - SP ADR	8,362,756
356,342	Experian PLC - ADR	17,529,674
12,133	Globant SA1,*	3,810,854
26,309	Lam Research Corp.	18,920,117
44,824	Microsoft Corp.	15,075,208
43,858	Moody's Corp.	17,130,058
16,065	MSCI, Inc.	9,842,865
36,691	NVIDIA Corp.	10,791,190
116,081	Qorvo, Inc.*	18,153,907
523,243	Sage Group PLC - ADR	24,169,641
72,570	salesforce.com, Inc.*	18,442,214
117,663	SAP SE - SP ADR	16,485,763
3,300	Shopify, Inc. - Class A*	4,545,387
113,199	Skyworks Solutions, Inc.	17,561,693
120,735	Splunk, Inc.*	13,971,454
94,781	Temenos AG - SP ADR	13,112,165
		326,324,877
	TOTAL COMMON STOCKS
	(Cost $755,111,988)	1,118,631,856

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Units		Value
	INVESTMENT FUNDS — 25.2%
-	Echo Street GoodCo Select, L.P.2,*	$401,272,604
	TOTAL INVESTMENT FUNDS
	(Cost $248,768,080)	401,272,604
	TOTAL INVESTMENTS — 95.3%
	(Cost $1,003,880,068)	1,519,904,460
	Other Assets in Excess of Liabilities — 4.7%	75,594,113
	TOTAL NET ASSETS — 100.0%	$1,595,498,573

ADR – American Depository Receipt

PLC – Public Limited Company

SP ADR – Sponsored American Depository Receipt

1	Foreign security denominated in U.S. Dollars.
2	Partnership is not designated in units. The Fund owns approximately 5.72% of this Fund
*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Long-Only Equities[b]	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.

[b]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.